FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA
                                                    02109-3614
                                                    617 563 7000


                        January 24, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Puritan Trust (the trust):

             Fidelity Balanced Fund
             Fidelity Global Balanced Fund
             Fidelity Low-Priced Stock Fund
             Fidelity Puritan Fund (the funds)

             File No. 2-11884 and 811-649

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933 are Supplements dated January 19, 1997 to the funds'
Prospectuses, dated September 25, 1996.
                        Very truly yours,







                        /s/Andrew M. Goldberg
                        Andrew M. Goldberg

                        Legal Department